Share Capital	6 Months Ended
Jun. 30, 2014
Share Capital
8. Share Capital

Share Repurchase Program

At the Company’s Annual General Meeting on July 22, 2013, the Company was given authority to repurchase (whether by way of redemption or otherwise) up to 10% of the outstanding shares in the Company.  The authority allowed the Company to repurchase shares if the market conditions were favourable. Pursuant to this authority, on May 8, 2014, the Company entered into a share repurchase plan, to acquire shares by way of redemption, in accordance with Rule 10b-18 and Rule 10b5-1 of the Securities Exchange Act of 1934.

The repurchase plan gave a broker authority to acquire the Company’s ordinary shares from time to time on the open market or in privately negotiated transactions in accordance with agreed terms and limitations. The acquisition of shares pursuant to the repurchase plan is to be effected by way of redemption and cancellation of those shares, in accordance with the Memorandum & Articles of the Company.

The plan was designed to allow acquisitions by the broker during periods when the Company would ordinarily not be permitted to do so because it may be in possession of material non-public or price-sensitive information, applicable insider trading laws or self-imposed trading blackout periods.  The Company’s prior instructions to the broker in respect of these periods are irrevocable and the trading decisions in respect of the repurchase plan are at the discretion of the broker and will be made independently of, and uninfluenced by, the Company.  The Company confirms that on entering the repurchase plan it had no material non-public, price-sensitive or inside information regarding the Company or its securities. Furthermore, the Company will not enter into additional plans whilst in possession of such information. The timing and actual number of shares repurchased by way of the redemption will be dependent on market conditions, legal and regulatory requirements and the other terms and limitations contained in the plans.  In addition, acquisitions under the repurchase plan may be suspended or discontinued in certain circumstances in accordance with the agreed terms.  Therefore, there can be no assurance as to the timing or number of shares that may be acquired under the repurchase plan.

During the three months ended June 30, 2014, 291,190 ordinary shares were redeemed by the Company under the repurchase plan for a total consideration of $11.5 million.   All ordinary shares that were redeemed under the repurchase plan are cancelled in accordance with the Memorandum & Articles of the Company and the nominal value of these shares transferred to a capital redemption reserve fund as required under Irish Company Law.